Financial liabilities at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2022
Financial liabilities at fair value through profit or loss [abstract]
Table of Derivative Financial Liabilities FVTPL

	December 31, 2022	December 31, 2021
Foreign Currency Forwards	334,340	612,069

TOTAL	334,340	612,069